Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - BigToken Inc [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Allowance for bad debts	$ 126,000	$ 3,000
Stock-based compensation expense	773,000	502,000
Interest expense limitation carryover	75,000
Contribution carryover	3,000
Accrued expenses	204,000
Net operating loss carry forwards	7,657,000	3,754,000
Total	8,838,000	4,259,000
Property and equipment	(49,000)	(29,000)
Intangible assets	(478,000)	(219,000)
Total	(527,000)	(248,000)
Net deferred income tax assets	8,311,000	4,011,000
Valuation allowance	(8,311,000)	(4,011,000)
Total income tax benefit